Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Letter Agreement

In August 2012, Bone Biologics, Inc., along with its then majority owner and debt holder, Musculoskeletal Transplant Foundation (“MTF”), entered into a letter agreement (the “AFH/MTF Agreement”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (the “Transaction”). In August 2013, the AFH/MTF Agreement was amended and restated, and on May 7, 2014, the AFH/MTF Agreement was again amended and restated. Among other things, the Amended and Restated letter agreement dated May 7, 2014 (the “Amended AFH/MTF Agreement”) provides that AFH will use its best efforts to assist the Company in procuring an investment bank to facilitate a financing of between $8 - 10 million.

UCLA Exclusive License Agreement

On March 15, 2006, the Company entered into an exclusive license agreement (the “Initial Agreement”) with the Regents of the University of California Los Angeles (“UCLA”). The Initial Agreement has been amended through nine sets of amendments (as so amended, the “The UCLA License Agreement”).

The UCLA License Agreement provides us with an exclusive license to several of UCLA patents covering, among other things, enhanced NELL-1 bone mineralization. The grant of the UCLA License Agreement is subject to any license obligations to the U.S. government, and the term of the license lasts until the last-to-expire UCLA patent licensed under the UCLA License Agreement expires. Under the UCLA License Agreement, we are permitted to make, have made, use, sell, offer for sale and import any products covered by the UCLA License Agreement patents in a certain Field of Use which is currently defined as special function by local administration and expressly excludes osteoporosis and cartilage indications or systemic administration in all indications. Currently the parties are negotiating in good faith the terms pursuant to which UCLA will grant an option to exclusively license UCLA Patent Rights in the osteoporosis indication. After December 22, 2016, we may notify UCLA of our interest in requesting an expansion of the Field of Use to include additional available indications, including cartilage indications or systemic administration in the Field of Use. The parties will engage in good faith discussions of such requests.

We have agreed to pay an annual maintenance fee to UCLA of $10,000 as well as to pay certain royalties to UCLA under the UCLA License Agreement at the rate of 3.0% of net sales of licensed products. We must pay the royalties to UCLA on a quarterly basis. Upon a first commercial sale, we also must pay between $50,000 and $250,000, depending on the calendar year which is after the first commercial sale. If we are required to pay any third party any royalties as a result of us making use of UCLA patents, then we may reduce the royalty owed to UCLA by 0.333% for every percentage point paid to a third party. If we grant sublicense rights to a third party to use the UCLA patent, then we will pay to UCLA 10% to 20% of the sublicensing income we receive from such sublicense.

We are obligated to make the following milestone payments to UCLA for each Licensed Product or Licensed Method:

●	$100,000 upon enrollment of the first subject in a Feasibility Study;

●	$250,000 upon enrollment of the first subject in a Pivotal Study:

●	$500,000 upon Pre-Market Approval of a Licensed Product or Licensed Method; and

●	$1,000,000 upon the First Commercial Sale of a Licensed Product or Licensed Method.

We are also obligated to pay UCLA a cash milestone payment within thirty (30) days of a Liquidity Event (including a Change of Control Transaction and a payment election by UCLA exercisable after December 22, 2016, such payment to equal the greater of:

●	$500,000; or

●	2% of all proceeds in connection with a Change of Control Transaction.

We are obligated to diligently proceed with developing and commercializing licensed products under UCLA patents set forth in the UCLA License Agreement. UCLA has the right to either terminate the license or reduce the license to a non-exclusive license if we do not meet certain diligence milestone deadlines set forth in the UCLA License Agreement.

We must reimburse or pre-pay UCLA for patent prosecution and maintenance costs incurred during the term of the UCLA License Agreement. We have the right to bring infringement actions against third party infringers of the UCLA License Agreement, UCLA may join voluntarily, at its own expense, or, at our expense, be joined involuntarily to the action. We are required to indemnify UCLA against any third party claims arising out of our exercise of the rights under the UCLA License Agreement or any sublicense.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.

5. Commitments and Contingencies

Letter Agreement

In August of 2012, Bone Biologics, Inc., along with its then majority owner and debt holder, Musculoskeletal Transplant Foundation (“MTF”), entered into a letter agreement (the “AFH/MTF Agreement”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (the “Transaction”). In August 2013, the letter agreement (the “AFH/MTF Agreement”) was amended and restated, and on May 7, 2014, the AFH/MTF Agreement was again amended and restated. The Amended and Restated letter agreement dated May 7, 2014 (the “Amended AFH/MTF Agreement”) contemplates and defines the following events:

Consummation of Bridge Financings (“Closing I”)

In April 2013 and September 2013, the Company’s Board approved the Company to borrow up to an aggregate principal amount of $300,000 (the “April Bridge Financing”) and $250,000 (the “September Bridge Financing”) pursuant to the sale and issuance of convertible promissory notes and warrants to purchase common stock of the Company (collectively, the “Bridge Financings”). The note accrues interest at a rate of 12% per year and is payable each quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount at $1.00 per share was issued to each Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. On April 29, 2013 and on September 5, 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Corp. (“Orthofix”), respectively, under the April Bridge Financing. In September 2013, the Company borrowed $50,000 from AFH under the April Bridge Financing. In October 2013, the Company borrowed an additional $150,000 from Orthofix under the September Bridge Financing.

Consummation of Business Combination (“Closing II”)

Under the Amended AFH/MTF Agreement, it was contemplated that the Company and its equity holders would consummate a share exchange, reverse merger, or other business combination with a Delaware corporation publicly reporting pursuant to United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), or a private Delaware corporation (“Acquisition Co.”), either directly or indirectly through an affiliate. If the post-business combination entity was not already a corporation publicly reporting pursuant to the Exchange Act, AFH would assist the post-business combination entity with the filing of an appropriate registration statement resulting in the Company becoming a public company (“PubCo”). The Company affected a merger on September 19, 2014 (See Note 1 Recapitalization). AFH received $590,000 in connection with the business combination.

Consummation of the Private Placement (“Closing III”)

Subsequent to Closing II, AFH agreed to use its best efforts to assist PubCo in procuring one or more investors for a private financing, whether debt or equity, of up to $10.0 million. Such transaction is to include an over-allotment option of 15% at AFH’s discretion (the “Private Placement”). At the consummation of Closing III, AFH received warrants to purchase up to 500,000 share of common stock of PubCo at the per share price of the shares offered in the Private Placement with a 5 year term and a cashless exercise provision (the “Extra Warrants”).

Consummation of the PIPE Transaction (“Closing IV”)

Subsequent to Closing III, AFH will use its best efforts to assist PubCo in procuring an investment bank (the “Bank”) to facilitate a private investment in public equity transaction in an amount between $8.0 million and $10.0 million through the sale of securities of PubCo (the “PIPE”). Such transaction will include a 15% over allotment at AFH and/or the Bank’s discretion. Such transaction is contingent upon the appointment of a Bank and filing appropriate forms with the Financial Industry Regulatory Authority (“FINRA”).

Consummation of Initial Public Offering (“Closing V”)

Subsequent to Closing IV, AFH will assist PubCo in procuring a Bank to act as underwriter for an initial public offering in an amount of up to $40.0 million (the “Initial Public Offering”). The Initial Public Offering shall include a 15% over allotment option at AFH and/or the Bank’s discretion. Such a transaction is contingent upon the appointment of the Bank.

UCLA Exclusive License Agreement

On March 15, 2006, the Company entered into an exclusive license agreement (the “Initial Agreement”) with the Regents of the University of California Los Angeles (“UCLA”). The Initial Agreement has been amended through nine sets of amendments (as so amended, the “The UCLA License Agreement”).

The UCLA License Agreement provides us with an exclusive license to several of UCLA patents covering, among other things, enhanced NELL-1 bone mineralization. The grant of the UCLA License Agreement is subject to any license obligations to the U.S. government, and the term of the license lasts until the last-to-expire UCLA patent licensed under the UCLA License Agreement expires. Under the UCLA License Agreement, we are permitted to make, have made, use, sell, offer for sale and import any products covered by the UCLA License Agreement patents in a certain Field of Use which is currently defined as special function by local administration and expressly excludes osteoporosis and cartilage indications or systemic administration in all indications. Currently the parties are negotiating in good faith the terms pursuant to which UCLA will grant an option to exclusively license UCLA Patent Rights in the osteoporosis indication. After December 22, 2016, we may notify UCLA of our interest in requesting an expansion of the Field of Use to include additional available indications, including cartilage indications or systemic administration in the Field of Use. The parties will engage in good faith discussions of such requests.

We have agreed to pay an annual maintenance fee to UCLA of $10,000 as well as to pay certain royalties to UCLA under the UCLA License Agreement at the rate of 3.0% of net sales of licensed products. We must pay the royalties to UCLA on a quarterly basis. Upon a first commercial sale, we also must pay between $50,000 and $250,000, depending on the calendar year which is after the first commercial sale. If we are required to pay any third party any royalties as a result of us making use of UCLA patents, then we may reduce the royalty owed to UCLA by 0.333% for every percentage point paid to a third party. If we grant sublicense rights to a third party to use the UCLA patent, then we will pay to UCLA 10% to 20% of the sublicensing income we receive from such sublicense.

We are obligated to make the following milestone payments to UCLA for each Licensed Product or Licensed Method:

●	$100,000 upon enrollment of the first subject in a Feasibility Study;

●	$250,000 upon enrollment of the first subject in a Pivotal Study:

●	$500,000 upon Pre-Market Approval of a Licensed Product or Licensed Method; and

●	$1,000,000 upon the First Commercial Sale of a Licensed Product or Licensed Method.

We are also obligated to pay UCLA a cash milestone payment within thirty (30) days of a Liquidity Event (including a Change of Control Transaction and a payment election by UCLA exercisable after December 22, 2016, such payment to equal the greater of:

●	$500,000; or

●	2% of all proceeds in connection with a Change of Control Transaction.

We are obligated to diligently proceed with developing and commercializing licensed products under UCLA patents set forth in the UCLA License Agreement. UCLA has the right to either terminate the license or reduce the license to a non-exclusive license if we do not meet certain diligence milestone deadlines set forth in the UCLA License Agreement.

We must reimburse or pre-pay UCLA for patent prosecution and maintenance costs incurred during the term of the UCLA License Agreement. We have the right to bring infringement actions against third party infringers of the UCLA License Agreement, UCLA may join voluntarily, at its own expense, or, at our expense, be joined involuntarily to the action. We are required to indemnify UCLA against any third party claims arising out of our exercise of the rights under the UCLA License Agreement or any sublicense.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.